Investment Strategy	Jul. 01, 2025
abrdn International Small Cap Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Therefore, effective immediately, the following disclosure replaces the fourth paragraph in the section entitled “Summary—abrdn International Small Cap Fund—Principal Strategies” beginning on page 35 of the Prospectus:

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region, including through an exchange-traded fund or by other means. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to the United Kingdom and Japan.